Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts receivable is summarized as follows:

	December 31,
	2014	2015
	RMB	RMB	US$

Accounts receivable	4,319,541	3,002,721	463,540
Less: Allowance for doubtful accounts	(250,514)	(527,335)	(81,406)
Total accounts receivable, net	4,069,027	2,475,386	382,134

Allowance for Credit Losses on Financing Receivables [Table Text Block]
The following table presents the movement of the allowance for doubtful accounts:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$

Beginning balance	(287,351)	(286,997)	(250,514)	(38,673)
Additions	(20,063)	(228,835)	(414,759)	(64,028)
Reversal of allowance for doubtful accounts	16,998	59,464	10,414	1,608
Write-off of accounts receivable	3,419	205,854	127,524	19,687
Ending balance	(286,997)	(250,514)	(527,335)	(81,406)